Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial Instruments Carried at Fair Value on Recurring Basis	The following tables present the financial instruments carried at fair value at Dec. 31, 2021 and Dec. 31, 2020, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.

Assets measured at fair value on a recurring basis at Dec. 31, 2021					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$29,409	$—	$—	$—	$29,409
Agency RMBS	—	14,530	—	—	14,530
Sovereign debt/sovereign guaranteed	6,017	7,362	—	—	13,379
Agency commercial MBS	—	8,405	—	—	8,405
Supranational	—	7,573	—	—	7,573
Foreign covered bonds	—	6,238	—	—	6,238
CLOs	—	4,439	—	—	4,439
Non-agency commercial MBS	—	3,125	—	—	3,125
Non-agency RMBS	—	2,748	—	—	2,748
Foreign government agencies	—	2,686	—	—	2,686
U.S. government agencies	—	2,536	—	—	2,536
State and political subdivisions	—	2,514	—	—	2,514
Other ABS	—	2,190	—	—	2,190
Corporate bonds	—	2,066	—	—	2,066
Other debt securities	—	1	—	—	1
Total available-for-sale securities	35,426	66,413	—	—	101,839
Trading assets:
Debt instruments	1,447	2,750	—	—	4,197
Equity instruments	9,766	—	—	—	9,766
Derivative assets not designated as hedging:
Interest rate	6	3,253	—	(1,424)	1,835
Foreign exchange	—	6,279	—	(5,501)	778
Equity and other contracts	—	49	—	(48)	1
Total derivative assets not designated as hedging	6	9,581	—	(6,973)	2,614
Total trading assets	11,219	12,331	—	(6,973)	16,577
Other assets:
Derivative assets designated as hedging:
Foreign exchange	—	206	—	—	206
Total derivative assets designated as hedging	—	206	—	—	206
Other assets (b)	438	325	—	—	763
Total other assets	438	531	—	—	969
Assets measured at NAV (b)					218
Total assets	$47,083	$79,275	$—	$(6,973)	$119,603
Percentage of total assets prior to netting	37%	63%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2021					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$2,452	$46	$—	$—	$2,498
Equity instruments	40	—	—	—	40
Derivative liabilities not designated as hedging:
Interest rate	1	2,834	—	(2,028)	807
Foreign exchange	—	6,215	—	(4,111)	2,104
Equity and other contracts	5	211	—	(196)	20
Total derivative liabilities not designated as hedging	6	9,260	—	(6,335)	2,931
Total trading liabilities	2,498	9,306	—	(6,335)	5,469
Other liabilities
Derivative liabilities designated as hedging:
Interest rate	—	453	—	—	453
Foreign exchange	—	40	—	—	40
Total derivative liabilities designated as hedging	—	493	—	—	493
Other liabilities	1	2	—	—	3
Total other liabilities	1	495	—	—	496
Total liabilities	$2,499	$9,801	$—	$(6,335)	$5,965
Percentage of total liabilities prior to netting	20%	80%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes seed capital, private equity investments and other assets.

Assets measured at fair value on a recurring basis at Dec. 31, 2020					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$24,894	$—	$—	$—	$24,894
Agency RMBS	—	22,347	—	—	22,347
Sovereign debt/sovereign guaranteed	5,909	6,482	—	—	12,391
Agency commercial MBS	—	9,228	—	—	9,228
Supranational	—	7,160	—	—	7,160
Foreign covered bonds	—	6,725	—	—	6,725
CLOs	—	4,703	—	—	4,703
Foreign government agencies	—	4,135	—	—	4,135
U.S. government agencies	—	3,853	—	—	3,853
Other ABS	—	3,164	—	—	3,164
Non-agency commercial MBS	—	3,017	—	—	3,017
Non-agency RMBS	—	2,326	—	—	2,326
State and political subdivisions	—	2,308	—	—	2,308
Corporate bonds	—	1,994	—	—	1,994
Commercial paper/CDs	—	249	—	—	249
Other debt securities	—	1	—	—	1
Total available-for-sale securities	30,803	77,692	—	—	108,495
Trading assets:
Debt instruments	1,803	3,868	—	—	5,671
Equity instruments (b)	5,775	—	—	—	5,775
Derivative assets not designated as hedging:
Interest rate	5	4,477	—	(1,952)	2,530
Foreign exchange	—	7,688	—	(6,392)	1,296
Equity and other contracts	—	2	—	(2)	—
Total derivative assets not designated as hedging	5	12,167	—	(8,346)	3,826
Total trading assets	7,583	16,035	—	(8,346)	15,272
Other assets:
Derivative assets designated as hedging:
Foreign exchange	—	19	—	—	19
Total derivative assets designated as hedging	—	19	—	—	19
Other assets (c)(d)	504	285	—	—	789
Total other assets	504	304	—	—	808
Assets measured at NAV (c)					201
Total assets	$38,890	$94,031	$—	$(8,346)	$124,776
Percentage of total assets prior to netting	29%	71%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2020					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$2,287	$35	$—	$—	$2,322
Equity instruments	11	—	—	—	11
Derivative liabilities not designated as hedging:
Interest rate	2	3,878	—	(2,348)	1,532
Foreign exchange	—	7,622	—	(5,484)	2,138
Equity and other contracts	7	34	—	(13)	28
Total derivative liabilities not designated as hedging	9	11,534	—	(7,845)	3,698
Total trading liabilities	2,307	11,569	—	(7,845)	6,031
Long-term debt (b)	—	400	—	—	400
Other liabilities:
Derivative liabilities designated as hedging:
Interest rate	—	666	—	—	666
Foreign exchange	—	441	—	—	441
Total derivative liabilities designated as hedging	—	1,107	—	—	1,107
Other liabilities (d)	1	2	—	—	3
Total other liabilities	1	1,109	—	—	1,110
Total liabilities	$2,308	$13,078	$—	$(7,845)	$7,541
Percentage of total liabilities prior to netting	15%	85%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes certain interests in securitizations.
(c)    Includes seed capital, private equity investments and other assets.
(d)    In 2021, we reclassified the assets and liabilities of consolidated investment management funds, at fair value, to other assets and other liabilities, respectively, on the consolidated balance sheet. Prior periods were reclassified to be comparable with the current period presentation. The reclassification had no impact on total assets or total liabilities. See Note 2 for additional information.

Details Of Certain Items Measured At Fair Value on Recurring Basis

Details of certain available-for-sale securities measured at fair value on a recurring basis	Dec. 31, 2021						Dec. 31, 2020
	Total carrying value (b)	Ratings (a)					Total carrying value (b)	Ratings (a)
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated
(dollars in millions)
Non-agency RMBS, originated in:
2008-2021	$2,190	100%	—%	—%	—%	—%	$1,548	100%	—%	—%	—%	—%
2007	114	—	4	—	39	57	179	12	3	—	42	43
2006	181	—	24	—	33	43	237	—	23	—	40	37
2005	167	3	5	1	37	54	227	3	—	7	52	38
2004 and earlier	96	16	10	5	57	12	135	19	10	11	54	6
Total non-agency RMBS	$2,748	81%	2%	—%	8%	9%	$2,326	69%	3%	1%	16%	11%
Non-agency commercial MBS originated in:
2009-2021	$3,125	100%	—%	—%	—%	—%	$3,017	99%	1%	—%	—%	—%
Foreign covered bonds:
Canada	$2,332	100%	—%	—%	—%	—%	$2,552	100%	—%	—%	—%	—%
UK	1,141	100	—	—	—	—	1,259	100	—	—	—	—
Australia	762	100	—	—	—	—	951	100	—	—	—	—
Germany	638	100	—	—	—	—	494	100	—	—	—	—
Norway	457	100	—	—	—	—	703	100	—	—	—	—
Other	908	100	—	—	—	—	766	100	—	—	—	—
Total foreign covered bonds	$6,238	100%	—%	—%	—%	—%	$6,725	100%	—%	—%	—%	—%
Sovereign debt/sovereign guaranteed:
Germany	$3,585	100%	—%	—%	—%	—%	$2,222	100%	—%	—%	—%	—%
UK	1,969	100	—	—	—	—	1,089	100	—	—	—	—
France	1,921	100	—	—	—	—	1,697	100	—	—	—	—
Italy	1,382	—	—	100	—	—	2,010	—	—	100	—	—
Singapore	1,018	100	—	—	—	—	984	100	—	—	—	—
Spain	782	—	8	92	—	—	1,920	—	5	95	—	—
Canada	630	100	—	—	—	—	572	100	—	—	—	—
Hong Kong	531	100	—	—	—	—	29	100	—	—	—	—
Japan	363	—	100	—	—	—	408	—	100	—	—	—
Netherlands	332	100	—	—	—	—	491	100	—	—	—	—
Austria	309	100	—	—	—	—	256	100	—	—	—	—
Ireland	230	—	100	—	—	—	252	—	100	—	—	—
Other (c)	327	64	—	—	36	—	461	73	—	—	27	—
Total sovereign debt/sovereign guaranteed	$13,379	78%	5%	16%	1%	—%	$12,391	62%	6%	31%	1%	—%
Foreign government agencies:
Netherlands	$765	100%	—%	—%	—%	—%	$847	100%	—%	—%	—%	—%
Canada	566	78	22	—	—	—	511	75	25	—	—	—
France	301	100	—	—	—	—	305	100	—	—	—	—
Norway	269	100	—	—	—	—	273	100	—	—	—	—
Finland	267	100	—	—	—	—	225	100	—	—	—	—
Sweden	252	100	—	—	—	—	281	100	—	—	—	—
Germany	—	—	—	—	—	—	1,473	100	—	—	—	—
Other	266	64	36	—	—	—	220	55	45	—	—	—
Total foreign government agencies	$2,686	92%	8%	—%	—%	—%	$4,135	95%	5%	—%	—%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    At Dec. 31, 2021 and Dec. 31, 2020, sovereign debt/sovereign guaranteed securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(c)    Includes non-investment grade sovereign debt/sovereign guaranteed securities related to Brazil of $119 million at Dec. 31, 2021 and $125 million at Dec. 31, 2020.

Assets Measured at Fair Value on Nonrecurring Basis
The following table presents the financial instruments carried on the consolidated balance sheet by caption and level in the fair value hierarchy as of Dec. 31, 2021 and Dec. 31, 2020.

Assets measured at fair value on a nonrecurring basis	Dec. 31, 2021				Dec. 31, 2020
				Total carrying value				Total carrying value
(in millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Loans (a)	$—	$42	$—	$42	$—	$48	$—	$48
Other assets (b)	—	265	—	265	—	131	—	131
Total assets at fair value on a nonrecurring basis	$—	$307	$—	$307	$—	$179	$—	$179
(a)The fair value of these loans decreased less than $1 million in 2021 and $1 million in 2020, based on the fair value of the underlying collateral, as required by guidance in ASC 326, Financial Instruments – Credit Losses, with an offset to the allowance for credit losses.
(b)Includes non-readily marketable equity securities carried at cost with upward or downward adjustments and other assets received in satisfaction of debt.

Summary of Financial Instruments Not Carried at Fair Value
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2021 and Dec. 31, 2020, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$102,467	$—	$102,467	$102,467
Interest-bearing deposits with banks	—	16,636	—	16,636	16,630
Federal funds sold and securities purchased under resale agreements	—	29,607	—	29,607	29,607
Securities held-to-maturity	12,488	44,287	—	56,775	56,866
Loans (a)	—	67,026	—	67,026	66,860
Other financial assets	6,061	1,239	—	7,300	7,300
Total	$18,549	$261,262	$—	$279,811	$279,730
Liabilities:
Noninterest-bearing deposits	$—	$93,695	$—	$93,695	$93,695
Interest-bearing deposits	—	224,665	—	224,665	225,999
Federal funds purchased and securities sold under repurchase agreements	—	11,566	—	11,566	11,566
Payables to customers and broker-dealers	—	25,150	—	25,150	25,150
Borrowings	—	956	—	956	956
Long-term debt	—	26,701	—	26,701	25,931
Total	$—	$382,733	$—	$382,733	$383,297
(a)    Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$141,775	$—	$141,775	$141,775
Interest-bearing deposits with banks	—	17,310	—	17,310	17,300
Federal funds sold and securities purchased under resale agreements	—	30,907	—	30,907	30,907
Securities held-to-maturity	4,120	45,104	—	49,224	47,946
Loans (a)	—	53,586	—	53,586	55,121
Other financial assets	6,252	1,160	—	7,412	7,412
Total	$10,372	$289,842	$—	$300,214	$300,461
Liabilities:
Noninterest-bearing deposits	$—	$83,854	$—	$83,854	$83,854
Interest-bearing deposits	—	257,287	—	257,287	257,691
Federal funds purchased and securities sold under repurchase agreements	—	11,305	—	11,305	11,305
Payables to customers and broker-dealers	—	25,085	—	25,085	25,085
Borrowings	—	563	—	563	563
Long-term debt	—	27,306	—	27,306	25,584
Total	$—	$405,400	$—	$405,400	$404,082
(a)    Does not include the leasing portfolio.